Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Balance at January 1,	$ 1,823	$ 2,130	$ 2,943
Additions based on tax positions related to the current year	194	80	116
Additions for tax positions of prior years	330	627	250
Reductions for tax positions of prior years	(412)	(278)	(801)
Settlements	(79)	(239)	(210)
Lapses of statutes of limitations	(221)	(497)	(168)
Balance at December 31,	$ 1,635	$ 1,823	$ 2,130